MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	December 31, 2019
	Plant and equipment (1) (2)	Mineral properties subject to depletion	Mineral properties not yet subject to depletion	Exploration and evaluation assets	Total
Cost
Balance, beginning of year	$621,882	$463,548	$101,990	$91,228	$1,278,648
Additions	82,151	42,373	7,145	35,275	166,944
Disposals	(12,457)	(2,962)	—	(434)	(15,853)
Change in reclamation and closure cost provision	—	7,580	—	1,072	8,652
Transfers	—	28,839	(28,839)	—	—
Balance, end of year	691,576	539,378	80,296	127,141	1,438,391

Accumulated depreciation and depletion
Balance, beginning of year	(338,153)	(239,320)	—	—	(577,473)
Depreciation and depletion	(48,226)	(55,783)	—	—	(104,009)
Disposals	10,981	1,572			12,553
Balance, end of year	(375,398)	(293,531)	—	—	(668,929)
Net book value at December 31, 2019	$316,178	$245,847	$80,296	$127,141	$769,462

9.	MINERAL PROPERTIES, PLANT AND EQUIPMENT (continued)

	December 31, 2018
	Plant and equipment (1)(2)	Mineral properties subject to depletion	Mineral properties not yet subject to depletion	Exploration and evaluation assets	Total
Cost
Balance, beginning of year	$545,090	$393,273	$121,854	$91,579	$1,151,796
Additions	102,275	33,371	13,771	956	150,373
Disposals	(16,331)	—	—	(1,307)	(17,638)
Removal of fully depreciated/depleted assets	(9,152)	—	—	—	(9,152)
Change in reclamation and closure cost provision	—	3,269	—	—	3,269
Transfers	—	33,635	(33,635)	—	—
Balance, end of year	621,882	463,548	101,990	91,228	1,278,648

Accumulated depreciation and depletion
Balance, beginning of year	(315,261)	(177,906)	—	—	(493,167)
Depreciation and depletion	(44,772)	(61,414)	—	—	(106,186)
Disposals	12,728	—	—	—	12,728
Removal of fully depreciated/depleted assets	9,152	—			9,152
Balance, end of year	(338,153)	(239,320)	—	—	(577,473)
Net book value at December 31, 2018	$283,729	$224,228	$101,990	$91,228	$701,175

(1)	Includes assets under construction of $28,208,000 at December 31, 2019 (2018 - $44,858,000).

(2)	On January 1, 2019, we adopted IFRS 16. At December 31, 2019, plant and equipment includes right-of-use assets with a cost of $4,584,000 and related accumulated amortization of $1,082,000.